Net Income Per Unit (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Net Income Per Unit - Basic and Diluted (Table)

BASIC AND DILUTED	2022	2021	2020
Numerators
Partnership’s net income	$125,421	$98,178	$30,367
Less:
General Partner’s interest in Partnership’s net income	2,157	1,790	558
Partnership’s net income allocable to unvested units	3,662	2,053	685
Common unit holders’ interest in Partnership’s net income	$119,602	$94,335	$29,124
Denominators
Weighted average number of common units outstanding, basic and diluted	19,325,030	18,342,413	18,194,186
Net income per common unit:
Basic and Diluted	$6.19	$5.14	$1.60